Schedule of Investments (unaudited) September 30, 2019	BlackRock Exchange Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.6%

Aerospace & Defense — 8.2%
General Dynamics Corp.	78,703	$14,381,399

Banks — 8.1%
JPMorgan Chase & Co.	121,728	14,326,168

Consumer Finance — 5.5%
American Express Co.	81,490	9,638,637

Diversified Financial Services — 14.5%
Berkshire Hathaway, Inc., Class B(a)	122,621	25,507,620

Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies, Inc.(a)	14,874	1,446,497

Energy Equipment & Services — 1.6%
Schlumberger Ltd.	82,333	2,813,319

Food & Staples Retailing — 1.8%
Walmart, Inc.	27,424	3,254,680

Food Products — 2.0%
Kraft Heinz Co.	17,761	496,154
Mondelez International, Inc., Class A	53,285	2,947,726

		3,443,880

Health Care Equipment & Supplies — 0.4%
Alcon, Inc.(a)(b)	13,736	800,671

Household Products — 4.0%
Procter & Gamble Co.	56,045	6,970,877

Industrial Conglomerates — 0.4%
General Electric Co.	70,816	633,095

IT Services — 3.9%
Visa, Inc., Class A	39,748	6,837,054

Machinery — 0.0%
Wabtec Corp.	380	27,307

Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.4%
BP PLC — ADR	31,546	$1,198,433
Exxon Mobil Corp.	67,888	4,793,572

		5,992,005

Pharmaceuticals — 17.0%
AstraZeneca PLC — ADR	128,000	5,704,960
Johnson & Johnson	59,069	7,642,347
Merck & Co., Inc.	68,117	5,734,089
Novartis AG — ADR	68,681	5,968,379
Pfizer, Inc.	132,154	4,748,293

		29,798,068

Software — 24.0%
Microsoft Corp.	303,440	42,187,263

Tobacco — 4.0%
Altria Group, Inc.	77,000	3,149,300
Philip Morris International, Inc.	50,136	3,806,826

		6,956,126

Total Long-Term Investments — 99.6% (Cost: $17,777,502)		175,014,666

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(c)(e)	514,461	514,461
SL Liquidity Series, LLC, Money Market Series, 2.13%(c)(d)(e)	811,134	811,297

Total Short-Term Securities — 0.8% (Cost: $1,325,834)		1,325,758

Total Investments — 100.4% (Cost: $19,103,336)		176,340,424

Liabilities in Excess of Other Assets — (0.4)%		(664,772)

Net Assets — 100.0%		$175,675,652

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	239,130	275,331	514,461	$514,461	$7,616		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	811,134	811,134	811,297	832	(b)	(7)	(76)

				$1,325,758	$8,448		$(7)	$(76)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Exchange Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$175,014,666	$—	$—	$175,014,666
Short-Term Securities	514,461	—	—	1,325,758

	$176,340,424	$—	$—	$176,340,424

(a)	See above Schedule of Investments for values in each industry.

2